Fixed assets - Dismantling provision - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Total dismantling provisions	€ 901	€ 827		€ 776	€ 789
o/w non-current provisions	885	812	€ 766	765
o/w current provisions	€ 16	€ 15		€ 11